INVESTMENTS - NARRATIVE (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) security loan	Dec. 31, 2019 USD ($) security loan	Dec. 31, 2018 USD ($)
Debt Securities, Available-for-sale [Line Items]
Proceeds from sale of investments	$ 99,800,000	$ 56,400,000	$ 264,700,000
Realized gains	2,500,000	600,000	700,000
Realized losses	$ 4,200,000	$ 1,300,000	8,200,000
Number of loss positions | security	12	21
OTTI on securities	$ 0	$ 0
Fixed maturity investments	1,754,700,000
Carrying values of investments held for production of income that are non-income producing	0	0
Securities deposited with government or state agencies	$ 7,400,000	$ 7,400,000
Number of mortgage loans | loan	2	2
Mortgage loans	$ 17,000,000.0	$ 17,000,000.0
Fixed maturities	1,754,700,000	1,353,200,000
Other restricted assets	7,400,000	7,400,000
FHLB common stock investment	200,000	200,000
General Account
Debt Securities, Available-for-sale [Line Items]
Collateral assets, carrying value and fair value	$ 3,300,000	$ 14,700,000
Collateral assets, percentage	0.10%	0.80%
Collateral, obligation to return collateral asset	$ 3,300,000	$ 14,700,000
Collateral, obligation to return collateral asset, percentage	0.20%	1.00%
Prepayment penalty and acceleration fees	$ 1,300,000	$ 0.0	0.0
Net Admitted General Account
Debt Securities, Available-for-sale [Line Items]
Collateral assets, carrying value and fair value	$ 3,300,000	$ 14,700,000
Collateral assets, percentage	0.10%	0.80%
Separate Accounts
Debt Securities, Available-for-sale [Line Items]
Prepayment penalty and acceleration fees	$ 900,000	$ 100,000	$ 0.0
Loan backed securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturity investments	7,300,000	7,900,000
Fixed maturities	7,900,000	$ 8,300,000
Non-investment grade
Debt Securities, Available-for-sale [Line Items]
Fixed maturity investments	$ 16,500,000
Percentage of investments	0.90%